The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio-Columbia Wanger International Equities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 30, 2016 (Accession No. 0001193125-16-780307), which is incorporated herein by reference.